Derivative Liability - Valuation Methodology (Detail) - Stock Purchase Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Strike price	$ 0.74	$ 10.70
Volatility (annual)	155.00%	166.00%
Risk-free rate	1.80%	1.00%
Contractual term (years)	4 years 2 months 12 days	2 years 3 months
Dividend yield (per share)	0.00%	0.00%